THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.1%
	Shares	Value
ARGENTINA — 0.5%
Financials — 0.5%
Grupo Financiero Galicia ADR	2,040,261	$110,051,678

AUSTRIA — 0.8%
Financials — 0.8%
Erste Group Bank	1,513,847	181,409,247

BRAZIL — 14.5%
Consumer Staples — 1.0%
Ambev ADR	93,799,421	231,684,570

Energy — 1.5%
Petroleo Brasileiro - Petrobras ADR	28,949,103	343,046,870

Financials — 3.4%
B3 - Brasil Bolsa Balcao	64,774,600	164,189,825
Banco BTG Pactual	61,836,648	593,342,936
		757,532,761
Industrials — 1.3%
Embraer ADR	4,543,636	292,473,849

Materials — 2.0%
Vale ADR, Cl B	34,800,434	453,449,655

Utilities — 5.3%
Axia Energia	39,636,849	366,078,914
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,230,579	224,694,008
Cia Paranaense de Energia - Copel	38,777,000	92,559,544
CPFL Energia	6,856,300	66,676,806
Eneva *	56,313,100	207,381,424
Equatorial	29,956,800	210,472,521
		1,167,863,217

TOTAL BRAZIL		3,246,050,922

CHINA — 5.2%

Communication Services — 3.3%
Tencent Holdings	9,604,600	737,015,240

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Financials — 1.9%
PICC Property & Casualty, Cl H	48,156,000	$101,233,149
Ping An Insurance Group of China, Cl H	37,636,500	316,102,999
		417,336,148
TOTAL CHINA		1,154,351,388

FRANCE — 2.2%
Energy — 2.2%
TotalEnergies	7,486,863	487,818,418

GREECE — 1.2%
Financials — 1.2%
Eurobank	24,916,530	100,117,507
National Bank of Greece	11,430,718	174,235,712

TOTAL GREECE		274,353,219

HONG KONG — 1.9%
Financials — 1.9%
AIA Group	41,271,000	424,762,606

HUNGARY — 0.9%
Financials — 0.9%
OTP Bank Nyrt	1,975,897	211,941,028

INDIA — 30.8%
Communication Services — 3.0%
Bharti Airtel	28,884,457	677,961,021

Consumer Discretionary — 0.5%
Indian Hotels, Cl A	1,483,586	12,211,194
ITC Hotels *	41,088,952	90,404,374
		102,615,568
Consumer Staples — 5.5%
ITC	220,491,599	989,589,807
Patanjali Foods	40,268,569	244,630,578
		1,234,220,385
Energy — 0.7%
Reliance Industries	9,387,706	164,271,870

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Financials — 6.6%
Bajaj Finserv	2,826,344	$64,220,369
HDFC Bank ADR	11,743,179	429,095,761
ICICI Bank	37,046,894	554,465,357
Power Finance	38,668,522	153,107,185
State Bank of India	24,337,584	266,231,089
		1,467,119,761
Health Care — 1.6%
Sun Pharmaceutical Industries	18,864,967	361,222,563

Industrials — 4.8%
Adani Enterprises	20,124,484	501,528,440
Adani Ports & Special Economic Zone	21,232,891	347,583,646
GMR Airports *	184,640,586	214,713,644
		1,063,825,730
Information Technology — 1.5%
Infosys ADR	15,534,297	276,821,172
Tata Consultancy Services	1,089,932	38,942,382
		315,763,554
Materials — 1.0%
JSW Steel	17,035,833	220,966,341

Real Estate — 0.5%
Lodha Developers	9,989,055	118,103,050

Utilities — 5.1%
Adani Energy Solutions *	22,247,133	254,467,261
Adani Green Energy *	30,443,645	344,035,150
Adani Power *	294,684,227	468,477,010
JSW Energy	14,883,456	79,966,606
		1,146,946,027
TOTAL INDIA		6,873,015,870

INDONESIA — 2.2%
Financials — 2.2%
Bank Central Asia	562,982,530	271,862,417
Bank Mandiri Persero	718,225,174	219,010,726

TOTAL INDONESIA		490,873,143

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — 0.8%
Consumer Staples — 0.8%
Coca-Cola HBC	3,638,303	$187,816,672

KAZAKHSTAN — 0.0%
Materials — 0.0%
Solidcore Resources PLC * (A)	939,651	119

MEXICO — 0.9%
Financials — 0.9%
Grupo Financiero Banorte, Cl O	21,383,400	198,426,344

PERU — 0.7%
Financials — 0.7%
Credicorp	532,005	152,685,435

PHILIPPINES — 0.5%
Industrials — 0.5%
International Container Terminal Services	12,096,580	116,081,991

POLAND — 0.8%
Financials — 0.8%
Powszechna Kasa Oszczednosci Bank Polski	8,095,960	190,804,485

RUSSIA — 0.0%
Energy — 0.0%
Gazprom PJSC * (A)	30,141,513	3,810
LUKOIL PJSC * (A)	2,087,971	264
Rosneft Oil PJSC * (A)	23,574,787	2,980
		7,054
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	1,555,600	197
Polyus PJSC * (A)	426,420	54
Severstal PAO * (A)	772,406	98
		349
TOTAL RUSSIA		7,403

SAUDI ARABIA — 2.2%
Energy — 0.8%
Saudi Arabian Oil	29,047,191	184,454,162

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SAUDI ARABIA (continued)
Financials — 1.4%
Al Rajhi Bank	8,348,043	$216,841,418
Bupa Arabia for Cooperative Insurance	1,335,891	49,493,185
Co for Cooperative Insurance	1,042,141	32,492,599
		298,827,202
TOTAL SAUDI ARABIA		483,281,364

SINGAPORE — 3.4%
Communication Services — 2.4%
Singapore Telecommunications	149,722,632	529,471,385

Financials — 1.0%
DBS Group Holdings	5,208,723	228,059,858

TOTAL SINGAPORE		757,531,243

SOUTH AFRICA — 0.7%
Financials — 0.7%
FirstRand	22,756,739	124,631,522
Standard Bank Group	1,468,416	25,741,189

TOTAL SOUTH AFRICA		150,372,711

SOUTH KOREA — 1.8%
Consumer Staples — 0.2%
KT&G	531,896	52,413,780

Financials — 0.5%
Samsung Fire & Marine Insurance	333,450	114,883,162

Industrials — 1.1%
Hanwha Aerospace	359,474	234,754,360

TOTAL SOUTH KOREA		402,051,302

TAIWAN — 6.7%
Information Technology — 6.7%
Taiwan Semiconductor Manufacturing	25,270,282	1,242,218,460
Taiwan Semiconductor Manufacturing ADR	809,832	246,099,846

TOTAL TAIWAN		1,488,318,306

THAILAND — 2.2%
Financials — 2.2%
Kasikornbank	24,957,600	153,931,859

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Financials (continued)
Krung Thai Bank	209,736,800	$187,929,505
SCB X	34,371,500	151,484,669

TOTAL THAILAND		493,346,033

UNITED ARAB EMIRATES — 6.0%
Energy — 1.0%
Adnoc Gas PLC	228,069,636	220,421,923

Financials — 1.0%
First Abu Dhabi Bank PJSC	47,955,626	227,672,497

Industrials — 3.1%
Alpha Dhabi Holding PJSC	101,038,653	261,129,776
International Holding PJSC *	4,021,357	437,356,095
		698,485,871
Real Estate — 0.9%
Aldar Properties PJSC	83,096,124	196,659,040

TOTAL UNITED ARAB EMIRATES		1,343,239,331

UNITED KINGDOM — 2.0%
Consumer Staples — 1.5%
Unilever ADR	5,042,132	329,755,462

Financials — 0.5%
HSBC Holdings	7,235,416	113,610,639

TOTAL UNITED KINGDOM		443,366,101

UNITED STATES — 5.2%
Consumer Staples — 5.2%
Coca-Cola	5,799,545	405,446,191
Colgate-Palmolive	1,987,997	157,091,523
Philip Morris International	3,782,832	606,766,253
		1,169,303,967
TOTAL UNITED STATES		1,169,303,967

Total Common Stock
(Cost $17,352,828,326)		21,031,260,326

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

PREFERRED STOCK — 5.1%
	Shares	Value
BRAZIL — 5.1%
Energy — 1.5%
Petroleo Brasileiro - Petrobras (B)	59,790,109	$336,280,151

Financials — 3.2%
Itau Unibanco Holding (B)	100,032,335	716,140,060

Utilities — 0.4%
Axia Energia *(B)	10,582,498	94,860,583

Total Preferred Stock
(Cost $872,958,060)		1,147,280,794

RIGHTS — 0.2%
	Number of Rights
Adani Enterprises *(C)
(Cost $24,119,960)	2,423,185	35,529,230

Total Rights
(Cost $24,119,960)		35,529,230

Total Investments— 99.4%
(Cost $18,249,906,346)		$22,214,070,350

Percentages are based on Net Assets of $22,347,000,406.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

(C)	Expiration date not available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

GQG-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%
	Shares	Value
BRAZIL — 2.2%
Energy — 0.3%
Petroleo Brasileiro - Petrobras ADR	679,413	$8,051,044

Financials — 1.9%
Itau Unibanco Holding ADR	8,138,425	58,271,121

TOTAL BRAZIL		66,322,165

CANADA — 3.8%
Energy — 3.8%
Enbridge	1,953,899	93,621,803
TC Energy	418,756	23,089,242

TOTAL CANADA		116,711,045

FRANCE — 3.8%
Energy — 2.7%
TotalEnergies	1,270,112	82,756,159

Health Care — 1.1%
Sanofi	338,883	32,767,868

TOTAL FRANCE		115,524,027

GERMANY — 0.3%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke	83,190	9,015,007

INDIA — 8.0%
Consumer Staples — 1.1%
ITC	7,652,360	34,344,608

Financials — 3.7%
HDFC Bank ADR	805,816	29,444,517
ICICI Bank	250,993	3,756,507
ICICI Bank ADR	2,724,882	81,201,483
		114,402,507
Industrials — 1.4%
Adani Enterprises	1,692,982	42,191,324

Utilities — 1.8%
Adani Green Energy *	1,661,730	18,778,748

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Utilities (continued)
Adani Power *	22,633,172	$35,981,297
		54,760,045
TOTAL INDIA		245,698,484

ITALY — 1.4%
Utilities — 1.4%
Enel	4,139,869	43,016,256

NETHERLANDS — 1.0%
Consumer Staples — 1.0%
Heineken	386,899	31,901,563

RUSSIA — 0.0%
Energy — 0.0%
LUKOIL PJSC * (A)	57,094	7

SPAIN — 2.3%
Utilities — 2.3%
Iberdrola	3,256,898	70,478,089

SWITZERLAND — 4.0%
Consumer Staples — 1.7%
Nestle	514,878	51,096,661

Health Care — 2.3%
Novartis	488,199	67,259,130
Novartis ADR	23,107	3,185,762
		70,444,892
TOTAL SWITZERLAND		121,541,553

TAIWAN — 1.0%
Information Technology — 1.0%
Taiwan Semiconductor Manufacturing ADR	102,709	31,212,238

UNITED ARAB EMIRATES — 0.8%
Industrials — 0.8%
International Holding PJSC *	242,266	26,348,447

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — 5.8%
Consumer Staples — 3.6%
British American Tobacco	805,874	$45,587,039
British American Tobacco ADR	760,300	43,048,186
Unilever	323,160	21,068,827
		109,704,052
Health Care — 2.2%
AstraZeneca	365,685	67,527,542

TOTAL UNITED KINGDOM		177,231,594

UNITED STATES — 63.1%
Communication Services — 7.6%
AT&T	5,105,174	126,812,522
Verizon Communications	2,606,805	106,175,168
		232,987,690
Consumer Staples — 15.7%
Altria Group	1,831,817	105,622,569
Coca-Cola	962,081	67,259,083
Colgate-Palmolive	343,053	27,108,048
Kroger	813,634	50,835,852
Philip Morris International	1,435,738	230,292,375
		481,117,927
Energy — 2.0%
Exxon Mobil	520,219	62,603,154

Financials — 15.9%
Allstate	356,624	74,231,285
American International Group	1,008,423	86,270,588
Berkshire Hathaway, Cl B *	102,955	51,750,331
Chubb	239,597	74,783,016
CME Group, Cl A	227,687	62,176,766
Progressive	601,978	137,082,430
		486,294,416
Health Care — 7.4%
Cigna Group	480,896	132,357,006
Johnson & Johnson	451,132	93,361,767
		225,718,773
Utilities — 14.5%
American Electric Power	987,162	113,829,650

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities (continued)
American Water Works	397,906	$51,926,733
CMS Energy	379,766	26,557,036
Duke Energy	690,647	80,950,735
Exelon	1,244,642	54,253,945
NextEra Energy	609,069	48,896,059
Xcel Energy	905,011	66,844,113
		443,258,271
TOTAL UNITED STATES		1,931,980,231
Total Common Stock
(Cost $2,714,747,517)		2,986,980,706

PREFERRED STOCK — 0.9%

BRAZIL — 0.9%
Energy — 0.9%
Petroleo Brasileiro - Petrobras (B)
Cost (24,066,764)	4,763,633	26,792,312

RIGHTS — 0.1%

	Number of Rights
Adani Enterprises *(C)
(Cost $2,056,510)	206,605	3,029,284

Total Rights
(Cost $2,056,510)		3,029,284

Total Investments— 98.5%
(Cost $2,740,870,791)		$3,016,802,302

Percentages are based on Net Assets of $3,062,686,811.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

(C)	Expiration date not available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

GQG-QH-003-1400

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.0%

	Shares	Value
BELGIUM — 1.5%
Consumer Staples — 1.5%
Anheuser-Busch InBev ADR	670,362	$42,929,983

BERMUDA — 1.0%
Financials — 1.0%
RenaissanceRe Holdings	110,285	31,007,731

CANADA — 2.3%
Energy — 2.3%
Enbridge	1,426,016	68,206,345

SWITZERLAND — 3.8%
Health Care — 3.8%
Novartis ADR	803,293	110,750,006

UNITED STATES — 89.4%
Communication Services — 9.5%
AT&T	5,894,421	146,417,418
Verizon Communications	3,231,609	131,623,434
		278,040,852
Consumer Staples — 18.3%
Altria Group	2,179,047	125,643,850
Coca-Cola	1,265,212	88,450,971
Kroger	1,168,135	72,985,075
Philip Morris International	1,550,921	248,767,728
		535,847,624
Energy — 5.6%
Chevron	371,431	56,609,798
Exxon Mobil	876,358	105,460,922
		162,070,720
Financials — 22.7%
Allstate	474,378	98,741,781
American International Group	1,360,629	116,401,811
Berkshire Hathaway, Cl B *	154,595	77,707,177
Cincinnati Financial	468,385	76,496,638
CME Group, Cl A	277,500	75,779,700
Old Republic International	952,784	43,485,062

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Financials (continued)
Progressive	766,664	$174,584,726
		663,196,895
Health Care — 9.4%
Cigna Group	533,429	146,815,664
Johnson & Johnson	618,191	127,934,627
		274,750,291
Information Technology — 2.1%
Accenture, Cl A	233,270	62,586,341

Utilities — 21.8%
American Electric Power	1,127,689	130,033,819
American Water Works	614,693	80,217,436
Atmos Energy	181,865	30,486,030
CenterPoint Energy	1,579,987	60,576,701
Duke Energy	679,627	79,659,081
Exelon	1,850,893	80,680,426
NextEra Energy	930,328	74,686,732
PPL	1,196,340	41,895,827
Xcel Energy	805,077	59,462,987
		637,699,039

TOTAL UNITED STATES		2,614,191,762

Total Common Stock
(Cost $2,675,506,194)		2,867,085,827

Total Investments— 98.0%
(Cost $2,675,506,194)		$2,867,085,827

Percentages are based on Net Assets of $2,924,156,001.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GQG-QH-002-1500

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.8%

	Shares	Value
BRAZIL — 7.4%
Energy — 3.5%
Petroleo Brasileiro - Petrobras ADR	577,528	$6,843,707

Financials — 2.6%
Itau Unibanco Holding ADR	703,043	5,033,787

Utilities — 1.3%
Axia Energia	263,400	2,432,715

TOTAL BRAZIL		14,310,209

CANADA — 3.7%
Energy — 3.7%
Enbridge	150,404	7,206,664

FRANCE — 4.3%
Energy — 2.5%
TotalEnergies	75,463	4,916,911

Health Care — 1.8%
Sanofi	35,371	3,420,155

TOTAL FRANCE		8,337,066

GERMANY — 3.0%
Consumer Discretionary — 3.0%
Bayerische Motoren Werke	27,217	2,949,411
Mercedes-Benz Group	42,361	2,934,687

TOTAL GERMANY		5,884,098

INDIA — 1.7%
Consumer Staples — 1.7%
ITC	721,045	3,236,127

INDONESIA — 0.9%
Financials — 0.9%
Bank Mandiri Persero	5,436,800	1,657,861

ITALY — 7.2%
Energy — 2.3%
Eni	14,078	266,695

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
ITALY (continued)
Energy (continued)
Eni ADR	111,923	$4,246,359
		4,513,054
Financials — 1.9%
UniCredit	43,851	3,629,726

Utilities — 3.0%
Enel	566,212	5,883,355

TOTAL ITALY		14,026,135

JAPAN — 2.0%
Consumer Staples — 0.3%
Japan Tobacco	16,600	596,243

Financials — 1.7%
Tokio Marine Holdings	91,600	3,383,827

TOTAL JAPAN		3,980,070

RUSSIA — 0.0%
Energy — 0.0%
Gazprom PJSC * (A)	177,982	23
Rosneft Oil PJSC * (A)	134,799	17
		40
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	151,100	19
Polyus PJSC * (A)	1,565	—
		19
TOTAL RUSSIA		59

SPAIN — 6.2%
Financials — 3.2%
Banco Bilbao Vizcaya Argentaria	9,204	215,763
CaixaBank	487,437	5,955,679
		6,171,442
Utilities — 3.0%
Iberdrola	272,717	5,901,497

TOTAL SPAIN		12,072,939

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — 3.2%
Financials — 0.9%
Swiss Re	10,368	$1,726,875

Health Care — 2.3%
Novartis	33,315	4,589,804

TOTAL SWITZERLAND		6,316,679

UNITED ARAB EMIRATES — 3.0%
Energy — 1.1%
Adnoc Gas	2,171,358	2,098,547

Financials — 1.9%
First Abu Dhabi Bank PJSC	780,024	3,703,216

TOTAL UNITED ARAB EMIRATES		5,801,763

UNITED KINGDOM — 12.6%
Consumer Staples — 12.1%
British American Tobacco	212,149	12,000,939
Diageo	119,329	2,565,748
Imperial Brands	132,648	5,557,906
Unilever	50,127	3,268,104
		23,392,697
Energy — 0.5%
Shell	26,915	996,407

TOTAL UNITED KINGDOM		24,389,104

UNITED STATES — 41.6%
Communication Services — 7.6%
AT&T	322,059	7,999,946
Verizon Communications	168,262	6,853,311
		14,853,257
Consumer Staples — 9.5%
Altria Group	131,107	7,559,629
Philip Morris International	68,527	10,991,731
		18,551,360
Energy — 2.9%
Chevron	17,839	2,718,842
Exxon Mobil	24,005	2,888,762
		5,607,604

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Financials — 3.2%
Progressive	27,063	$6,162,786

Health Care — 5.2%
Cigna Group	18,198	5,008,635
Johnson & Johnson	24,283	5,025,367
		10,034,002
Utilities — 13.2%
American Electric Power	71,219	8,212,263
CenterPoint Energy	51,283	1,966,190
Exelon	83,233	3,628,126
NextEra Energy	57,789	4,639,301
PPL	84,827	2,970,642
Xcel Energy	56,159	4,147,904
		25,564,426

TOTAL UNITED STATES		80,773,435

Total Common Stock
(Cost $167,619,169)		187,992,209

PREFERRED STOCK — 0.3%

BRAZIL — 0.3%
Utilities — 0.3%
Axia Energia *(B)
Cost (444,342)	69,232	620,585

Total Investments— 97.1%
(Cost $168,063,511)		$188,612,794

Percentages are based on Net Assets of $194,211,808.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

PJSC — Public Joint Stock Company

GQG-QH-006-1000

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.1%

	Shares	Value
BRAZIL — 9.8%

Consumer Staples — 1.1%
Ambev ADR	2,909,774	$7,187,142

Energy — 1.8%
Petroleo Brasileiro - Petrobras ADR	995,205	11,793,179

Financials — 3.6%
BB Seguridade Participacoes	963,600	6,356,885
Itau Unibanco Holding ADR	2,372,097	16,984,216
		23,341,101
Materials — 2.0%
Vale ADR, Cl B	1,001,286	13,046,757

Utilities — 1.3%
Axia Energia	969,600	8,955,054

TOTAL BRAZIL		64,323,233

CANADA — 2.7%
Energy — 2.7%
Enbridge	370,721	17,763,236

FRANCE — 6.0%
Energy — 2.5%
TotalEnergies	250,061	16,293,120

Health Care — 2.8%
Sanofi	186,104	17,995,094

Industrials — 0.7%
Bureau Veritas	149,491	4,752,710

TOTAL FRANCE		39,040,924

GERMANY — 6.6%
Communication Services — 1.5%
Deutsche Telekom	306,823	9,981,067

Consumer Discretionary — 3.2%
Bayerische Motoren Werke	104,092	11,280,083

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
GERMANY (continued)
Consumer Discretionary (continued)
Mercedes-Benz Group	144,043	$9,979,018
		21,259,101
Utilities — 1.9%
E.ON	645,831	12,220,989

TOTAL GERMANY		43,461,157

GREECE — 2.3%
Consumer Discretionary — 1.1%
OPAP	312,909	7,005,338

Financials — 1.2%
National Bank of Greece	539,688	8,226,335

TOTAL GREECE		15,231,673

INDIA — 7.1%
Consumer Staples — 1.9%
ITC	2,789,618	12,520,103

Financials — 1.0%
Power Finance	1,699,651	6,729,732

Industrials — 2.2%
Adani Ports & Special Economic Zone	864,843	14,157,529

Information Technology — 2.0%
Infosys ADR	743,069	13,241,490

TOTAL INDIA		46,648,854

INDONESIA — 1.2%
Financials — 1.2%
Bank Mandiri Persero	26,684,516	8,136,996

ITALY — 3.8%
Financials — 1.2%
UniCredit	94,619	7,832,000

Utilities — 2.6%
Enel	1,643,625	17,078,462

TOTAL ITALY		24,910,462

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — 2.8%
Financials — 1.9%
Tokio Marine Holdings	343,200	$12,678,269

Health Care — 0.9%
Takeda Pharmaceutical	186,700	5,796,000

TOTAL JAPAN		18,474,269

NETHERLANDS — 1.7%
Consumer Staples — 1.7%
Koninklijke Ahold Delhaize	273,253	11,198,137

RUSSIA — 0.0%
Energy — 0.0%
Gazprom PJSC * (A)	141,071	18
Rosneft Oil PJSC * (A)	98,129	12
		30
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	86,600	11
Polyus PJSC * (A)	1,135	—
		11
TOTAL RUSSIA		41

SINGAPORE — 2.8%
Communication Services — 1.5%
Singapore Telecommunications	2,857,500	10,105,115

Financials — 1.3%
DBS Group Holdings	188,200	8,240,190

TOTAL SINGAPORE		18,345,305

SOUTH AFRICA — 0.7%
Financials — 0.7%
FirstRand	759,777	4,161,060
Standard Bank Group	7,570	132,702

TOTAL SOUTH AFRICA		4,293,762

SOUTH KOREA — 1.0%
Financials — 1.0%
Samsung Fire & Marine Insurance	18,603	6,409,271

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
SPAIN — 5.4%
Financials — 1.7%
CaixaBank	912,199	$11,145,573

Utilities — 3.7%
Iberdrola	1,122,051	24,280,776

TOTAL SPAIN		35,426,349

SWITZERLAND — 9.1%
Consumer Staples — 2.9%
Nestle	194,410	19,293,312

Health Care — 4.7%
Novartis	140,477	19,353,503
Roche Holding	27,693	11,434,220
		30,787,723
Industrials — 1.5%
SGS	86,298	9,866,145

TOTAL SWITZERLAND		59,947,180

THAILAND — 2.0%
Financials — 2.0%
Krung Thai Bank	7,050,900	6,317,786
SCB X	1,477,500	6,511,749

TOTAL THAILAND		12,829,535

UNITED ARAB EMIRATES — 3.0%
Energy — 1.3%
Adnoc Gas	9,045,153	8,741,848

Financials — 1.7%
First Abu Dhabi Bank PJSC	2,364,292	11,224,632

TOTAL UNITED ARAB EMIRATES		19,966,480

UNITED KINGDOM — 20.5%
Consumer Staples — 14.8%
British American Tobacco	896,123	50,692,285
Diageo	381,192	8,196,185
Imperial Brands	545,924	22,874,030
Reckitt Benckiser Group	113,688	9,179,727

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM (continued)
Consumer Staples (continued)
Unilever	90,266	$5,884,998
		96,827,225
Energy — 1.4%
Shell	249,808	9,248,023

Health Care — 1.9%
AstraZeneca	67,462	12,457,560

Utilities — 2.4%
National Grid	1,029,607	15,758,564

TOTAL UNITED KINGDOM		134,291,372

UNITED STATES — 5.6%
Consumer Staples — 5.6%
Philip Morris International	229,372	36,791,269

Total Common Stock
(Cost $521,698,012)		617,489,505

PREFERRED STOCK — 2.2%

BRAZIL — 2.2%
Energy — 0.8%
Petroleo Brasileiro - Petrobras (B)	934,824	5,257,772

Financials — 1.1%
Itausa (B)	3,230,004	6,884,702

Utilities — 0.3%
Axia Energia *(B)	243,624	2,183,828

Total Preferred Stock
(Cost $14,306,072)		14,326,302

Total Investments— 96.3%
(Cost $536,004,084)		$631,815,807

Percentages are based on Net Assets of $655,959,640.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

GQG-QH-005-1000

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.0%

	Shares	Value
CANADA — 4.8%
Energy — 4.8%
Enbridge	236,562	$11,314,760

FRANCE — 2.5%
Energy — 1.6%
TotalEnergies	56,934	3,724,622

Health Care — 0.9%
Sanofi ADR	45,406	2,200,375

TOTAL FRANCE		5,924,997

SWITZERLAND — 2.3%
Consumer Staples — 0.7%
Nestle ADR	16,866	1,666,023

Health Care — 1.6%
Novartis ADR	27,995	3,859,671

TOTAL SWITZERLAND		5,525,694

UNITED KINGDOM — 1.2%
Health Care — 1.2%
AstraZeneca ADR	30,642	2,816,919

UNITED STATES — 84.2%
Communication Services — 11.2%
AT&T	562,020	13,960,577
Verizon Communications	301,429	12,277,203
		26,237,780
Consumer Staples — 19.5%
Altria Group	194,858	11,235,512
Coca-Cola	93,794	6,557,139
Colgate-Palmolive	49,082	3,878,460
Philip Morris International	114,645	18,389,058
Procter & Gamble	41,569	5,957,253
		46,017,422
Energy — 8.3%
Chevron	43,930	6,695,371
Exxon Mobil	62,824	7,560,240

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Energy (continued)
Valero Energy	32,048	$5,217,094
		19,472,705
Financials — 12.5%
Allstate	20,231	4,211,083
American International Group	73,955	6,326,850
Cincinnati Financial	32,370	5,286,668
CME Group, Cl A	35,543	9,706,083
Progressive	17,394	3,960,962
		29,491,646
Health Care — 9.6%
Cigna Group	21,575	5,938,087
CVS Health	29,814	2,366,039
Johnson & Johnson	32,616	6,749,881
Merck	49,191	5,177,845
Pfizer	91,242	2,271,926
		22,503,778
Industrials — 2.2%
Huntington Ingalls Industries	15,248	5,185,387

Utilities — 20.9%
American Electric Power	81,528	9,400,994
American Water Works	49,256	6,427,908
CMS Energy	69,924	4,889,785
Duke Energy	57,895	6,785,873
Exelon	76,360	3,328,533
NextEra Energy	60,126	4,826,915
PPL	129,336	4,529,347
Southern	50,526	4,405,867
Xcel Energy	63,212	4,668,838
		49,264,060

TOTAL UNITED STATES		198,172,778

Total Common Stock
(Cost $197,349,711)		223,755,148

Total Investments— 95.0%
(Cost $197,349,711)		$223,755,148

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND
DECEMBER 31, 2025
(Unaudited)

Percentages are based on Net Assets of $235,481,753.

ADR — American Depositary Receipt

Cl — Class

GQG-QH-004-1000